Investment Objectives and Goals - Kensington Defender Fund	Jan. 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Kensington Defender Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Kensington Defender Fund (the “Fund”) seeks capital preservation and total return. Total return consists of capital appreciation and income.